Investment in Associates (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates $ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($) shares
New Pacific Metals Corp ("NUAG") [Member]
Investment in Associates (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Number of shares beginning (in Shares) | shares		44,042,216	44,042,216	43,917,216	43,917,216
Balance, Amount, beginning		$ 49,437		$ 50,399
Balance, Value of common shares per quoted market price, beginning (in Dollars)			$ 140,275		$ 181,257
Purchase from open market, Number of shares (in Shares) | shares		309,400	309,400	125,000	125,000
Purchase from open market, Amount		$ 874		$ 352
Share of net loss, Amount	[1]	(2,411)		(1,715)
Share of other comprehensive income (Loss)		(894)		95
Foreign exchange impact, Amount		$ (3,753)		$ 306
Balance, Number of shares, , ending balance (in Shares) | shares		44,351,616	44,351,616	44,042,216	44,042,216
Balance, Amount, , ending balance		$ 43,253		$ 49,437
Balance, Value of common shares per quoted market price, ending balance (in Dollars)			$ 119,621		$ 140,275
Tincorp Metals Inc ("TIN") 9Member]
Investment in Associates (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Number of shares beginning (in Shares) | shares		15,514,285	15,514,285	11,514,285	11,514,285
Balance, Amount, beginning		$ 7,404		$ 3,058
Balance, Value of common shares per quoted market price, beginning (in Dollars)			$ 6,208		$ 15,108
Participation in private placement, Number of shares (in Shares) | shares		4,000,000	4,000,000	4,000,000	4,000,000
Participation in private placement, Amount		$ 1,181		$ 4,960
Dilution loss, Amount		(107)
Share of net loss, Amount	[2]	(490)		(473)
Share of other comprehensive income (Loss)		8
Foreign exchange impact, Amount		$ (554)		$ (141)
Balance, Number of shares, , ending balance (in Shares) | shares		19,514,285	19,514,285	15,514,285	15,514,285
Balance, Amount, , ending balance		$ 7,442		$ 7,404
Balance, Value of common shares per quoted market price, ending balance (in Dollars)			$ 6,777		$ 6,208

[1]	NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.
[2]	WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.